Business Combination - Acquisition of Coretherapix - Reconciliation of fair value measurement of the contingent consideration (Details) - Coretherapix - EUR (€) € in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of fair value measurement of the contingent consideration
Balance at beginning of the period		€ 12,858	€ 12,029
Liability arising on business combination	€ 11,344
Fair value changes recognized in profit or loss (Financial expenses)	685
Fair value changes recognised in profit or loss (Operating expenses)		550	829
Milestone payment in TiGenix shares		(5,000)
Balance at end of the period	€ 12,029	€ 8,408	€ 12,858